Annual Total Returns- Goldman Sachs Equity Income Fund (Class A C Inst Serv Inv R R6 Shares) [BarChart] - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Equity Income Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.69%)	19.53%	32.47%	11.30%	(3.08%)	13.21%	10.37%	(6.10%)	24.93%	3.45%